Related Party Transactions	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

a) Transactions with Golar Partners and subsidiaries:

Net revenues (expenses): The transactions with Golar Partners and its subsidiaries for the six months ended June 30, 2017 and 2016 consisted of the following:

	Six months ended June 30,
(in thousands of $)	2017	2016
Management and administrative services revenue (a)	2,571	1,288
Ship management fees revenue (b)	2,138	3,481
Charterhire expense (c)	(9,089)	(14,560)
Interest expense on short-term credit arrangements (d)	—	(122)
Interest expense on deposit payable (e)	(1,404)	(309)
Total	(5,784)	(10,222)

Receivables (payables): The balances with Golar Partners and its subsidiaries as of June 30, 2017 and December 31, 2016 consisted of the following:

(in thousands of $)	June 30, 2017	December 31, 2016
Trading balances due from (owing to) Golar Partners and affiliates (d)	1,117	(21,792)
Deposit payable (e)	(107,247)	(107,247)
Methane Princess security lease deposit movement (f)	(3,783)	(2,006)
Total	(109,913)	(131,045)

a)
Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)
Charterhire expenses - For the six months ended June 30, 2017, this consists of the charterhire expenses that we incurred for the charter back from Golar Partners of the Golar Grand, less any time charter revenues that Golar Partners may generate through subleasing the Golar Grand from Golar during the period. In connection with the sale of the Golar Grand to Golar Partners in November 2012, we issued an option where, in the event that the charterer did not renew or extend its charter for the Golar Grand beyond February 2015, the Partnership had the option to require us to charter the vessel through to October 2017. In February 2015, the option was exercised. Accordingly, we recognized charterhire costs of $9.1 million and $14.6 million for the six months ended June 30, 2017 and 2016, respectively. The decrease is mainly due to the Golar Grand’s drydocking from February to April 2017, as well as the Golar Grand commencing her charter with a third party in May 2017.

The above disclosure excludes the net effect of the non-cash charge of $1.3 million and $3.0 million income for the six months ended June 30, 2017 and 2016, respectively. This relates to the Golar Grand guarantee obligation, which includes recognition of a loss on remeasurement in 2017, less amortization.

d)
Trading balances -Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees and expenses for management, advisory and administrative services and may include working capital adjustments in respect of disposals to the Partnership, as well as charterhire expenses. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us. For the six months ending June 30, 2017, Golar settled amounts outstanding in relation to the charterhire expenses with the Golar Grand. In January 2016, we received funding from Golar Partners in the amount of $30 million for a fixed period of 60 days. Golar Partners charged interest on this balance at a rate of LIBOR plus 5.0%.

e)
Expense under Tundra Letter Agreement/Deposit received from Golar Partners - In May 2016, we completed the Golar Tundra Sale and received a total cash consideration of $107.2 million. Pursuant to the Tundra Letter Agreement, of the amount we are obliged to pay under the agreement, we have accounted for $1.4 million and $0.3 million as interest expense for the six months ended June 30, 2017 and 2016, respectively. In May 2017, Golar Partners elected to exercise the Tundra Put Right to require us to repurchase Tundra Corp at a price equal to the original purchase price. In connection with Golar Partners exercising the Tundra Put Right, we and Golar Partners entered into an agreement pursuant to which we agreed to purchase Tundra Corp from Golar Partners on the date of the closing of the Tundra Put Sale (the “Put Sale Closing Date”) in return we will be required to pay an amount equal to $107.2 million (the “Deferred Purchase Price”) plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the “Additional Amount”). The Deferred Purchase Price and the Additional Amount shall be due and payable by us on the earlier of (a) the date of the closing of the Hilli Acquisition and (b) March 31, 2018. We agreed to accept the Deferred Purchase Price and the Additional Amount in lieu of a cash receipt on the Put Sale Closing Date in return we have provided Golar Partners with an option (which Golar Partners have exercised) to purchase an interest in Hilli Corp. See note 16.

f)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

b) Transactions with Golar Power and affiliates:

In July 2016, Golar, through a newly formed subsidiary, LNG Power, and GenPower Particapações SA (“GenPower”) entered into a strategic investment agreement which provided the framework for co-operation between GenPower and Golar to develop LNG power projects in Brazil through the formation of a joint venture commencing with the TPP Porto de Sergipe I Project (“Sergipe I”).

Net revenues: The transactions with Golar Power and its affiliates for the six months ended June 30, 2017 consisted of the following:

Six months ended June 30,
(in thousands of $)	2017
Management and administrative services revenue	1,819
Ship management fees income	278
Debt guarantee compensation (a)	402
Total *	2,499

* There was no comparable amount for the six months ended June 30, 2016.

Payables: The balances with Golar Power and its affiliates as of June 30, 2017 and December 31, 2016 consisted of the following:

(in thousands of $)	June 30, 2017	December 31, 2016
Trading balances due to Golar Power and affiliates (b)	(4,950)	(4,442)
Total	(4,950)	(4,442)

a)
Debt guarantee compensation - In connection with the closing of the formation of the JV Golar Power with Stonepeak, Golar Power entered into agreements to compensate Golar in relation to certain debt guarantees relating to Golar Power and subsidiaries. This compensation amounted to an aggregate of $0.4 million and $0 income for the six months ended June 30, 2017 and 2016, respectively.

b)
Trading balances - Receivables and payables with Golar Power and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services and may include working capital adjustments in connection with the initial formation of the joint venture and transaction with Stonepeak. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Power and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Power, including ship management and administrative service fees due to us.

c) Transactions with OneLNG and subsidiaries:

On July 25, 2016 Golar and Schlumberger B.V. ("Schlumberger") entered into a joint venture and shareholders' agreement to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. In accordance with the joint venture and shareholders' agreement, Golar holds 51% and Schlumberger the remaining 49% of OneLNG.

Net revenues: The transactions with OneLNG and its subsidiaries for the six months ended June 30, 2017 consisted of the following:

Six months ended June 30,
(in thousands of $)	2017
Management and administrative services revenue	2,708
Total *	2,708

* There was no comparable amount for the six months ended June 30, 2016.

Receivables: The balances with OneLNG and its subsidiaries as of June 30, 2017 and December 31, 2016 consisted of the following:

(in thousands of $)	June 30, 2017	December 31, 2016
Trading balances due from OneLNG (a)	4,047	719
Total	4,047	719

a)
Trading balances - Receivables and payables with One LNG and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from OneLNG are unsecured, interest-free and intended to be settled in the ordinary course of business.

d) Transaction with other related parties:

	Six months ended June 30,
(in thousands of $)	2017	2016
Cool Pool (a)	26,590	11,203
Magni Partners (b)	20	(1,092)
	26,610	10,111

Receivables from (payables to) other related parties:

(in thousands of $)	June 30, 2017	December 31, 2016
Cool Pool (a)	5,186	3,490
Magni Partners (b)	(14)	(137)
	5,172	3,353

a)
Trade accounts receivable includes amounts due from the Cool Pool arising from our collaborative arrangement, amounting to $5.2 million as of June 30, 2017 (December 31, 2016: $3.5 million). From our participation in the Cool Pool we recognized net income of $26.6 million and $11.2 million for the six months ended June 30, 2017 and 2016, respectively.

The table below summarizes our earnings generated from our participation in The Cool Pool:

	Six months ended June 30,
(in thousands of $)	2017	2016
Time and voyage charter revenues	27,705	14,884
Time charter revenues - collaborative arrangement	11,739	5,936
Voyage and charterhire expenses	(82)	(6,813)
Voyage and charterhire - collaborative arrangement	(12,772)	(2,804)
Net income from the Cool Pool	26,590	11,203

b)
Tor Olav Trøim is the founder of, and partner in, Magni Partners Limited ("Magni"), a privately held UK company, and is the ultimate beneficial owner of the company. Magni provides various management services, pursuant to a management agreement between Magni and a Golar subsidiary.